Material Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Material Accounting Policies [Line Items]
Warrant liabilities	$ 3,348,248	$ 5,456,749
Subsidiaries [Member]
Material Accounting Policies [Line Items]
Ownership percentage	72.00%